Employee Benefit Plans (Net Pension Benefit Plan Expense) (Details) - CAD ($) $ in Millions	12 Months Ended
	Aug. 31, 2019	Aug. 31, 2018
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	$ (11)	$ (14)
Interest cost	17	18
Interest income	(16)	(16)
Pension expense	12	16
SERP [Member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	(5)	(6)
Interest cost	16	17
Interest income	(15)	(15)
Pension expense	6	8
ERP [Member]
Disclosure of net defined benefit liability (asset) [line items]
Current service cost	(6)	(8)
Interest cost	1	1
Interest income	(1)	(1)
Pension expense	$ 6	$ 8